Other financial assets (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Other financial assets
Accrued interest receivable	$ 1,266	$ 720
Securities sold not delivered	2,521	3,542
Trade debtors	619	574
Interbank lending	223	592
Clearing and settlement balances	477	564
Accrued fees and commissions	369	264
Other	151	138
Total other financial assets	5,626	6,394
Parent Entity
Other financial assets
Accrued interest receivable	1,123	624
Securities sold not delivered	2,521	3,542
Trade debtors	503	397
Interbank lending	218	73
Clearing and settlement balances	447	524
Accrued fees and commissions	265	187
Other	151	139
Total other financial assets	$ 5,228	$ 5,486